Acquisitions - Preliminary Allocation of the Fair Value of Valspar (Details) - USD ($) $ in Thousands		12 Months Ended
	Jun. 01, 2017	Dec. 31, 2017	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2014
Business Acquisition [Line Items]
Goodwill		$ 6,814,345	$ 1,143,333	$ 1,126,892	$ 1,158,346
Total, net of cash		8,810,315	$ 0
Valspar
Business Acquisition [Line Items]
Cash	$ 129,100
Accounts receivable	817,500
Inventories	684,500
Indefinite-lived trademarks	775,900
Finite-lived intangible assets	5,071,800
Goodwill	5,675,244
Property, plant and equipment	833,000
All other assets	231,100
Accounts payable	(553,200)
Long-term debt	(1,603,500)
Deferred taxes	(2,028,900)	$ (1,966,000)
All other liabilities	(1,093,100)
Total	8,939,400
Total, net of cash	$ 8,810,300